OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	June 30, 2025	December 31, 2024
Prepaid expenses	2,736	1,768
Receivable from charterers (1)	487	2,391
Other receivables	3,034	1,646
Other current assets	6,257	5,805

(1) Receivable from charterers as of June 30, 2025 and December 31, 2024 relates to the EUAs due from charterers under the EU ETS (see Note 2).